UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of unsecured debentures and term loans, net

As at December 31,		2019		2018
	Maturity Date	Amortized Cost (1)	Principal issued and outstanding	Amortized Cost (1)	Principal issued and outstanding
2021 Debentures	July 5, 2021	$249,646	$250,000	$249,424	$250,000
2023 Debentures	November 30, 2023	398,746	400,000	398,425	400,000
2024 Term Loan	December 19, 2024	239,153	239,816	251,853	252,414
2026 Term Loan	December 11, 2026	299,449	300,000	298,712	300,000
		$1,186,994	$1,189,816	$1,198,414	$1,202,414

Schedule of cross currency interest rate swaps

As at December 31,	2019	2018
Financial liabilities at fair value
2021 Cross Currency Interest Rate Swap	$3,630	$26,877
2023 Cross Currency Interest Rate Swap	24,298	56,922
2022 Cross Currency Interest Rate Swap	—	3,826
2024 Cross Currency Interest Rate Swap	1,202	—
2025 Cross Currency Interest Rate Swap	—	17,132
2026 Cross Currency Interest Rate Swap	1,235	—
	$30,365	$104,757